Segment information (Tables)	12 Months Ended
Dec. 31, 2023
Segment Information
Schedule of segment information

Description	Brazilian retail			Discontinued operations			Other Businesses			Total
	2023	2022	2021	2023	2022	2021	2023	2022	2021	2023	2022	2021

Net operating revenue	19,181	17,250	16,228		-	-	69	71	70	19,250	17,321	16,298
Gross profit	4,747	4,228	4,297		-	-	70	74	59	4,817	4,302	4,356
Depreciation and amortization	(1,005)	(911)	(797)		-	-	(12)	(20)	(13)	(1,017)	(931)	(810)
Operating income	51	(311)	207		-	-	717	(49)	(96)	768	(360)	111
Net financial expenses	(39)	(747)	(620)		-	-	716	(3)	(3)	677	(750)	(623)
Share of profit of associates	(1,019)	44	47		-	-	10	(249)	(105)	(1,009)	(205)	(58)
Profit(loss) before income tax and social contribution	(1,058)	(1,014)	(366)		-	-	726	(301)	(204)	(332)	(1,315)	(570)
Income tax and social contribution	422	456	718		-	-	(4)	(2)	7	418	454	725
Net income (loss) for continuing operations	(636)	(558)	352		-	-	722	(303)	(197)	86	(861)	155
Net income (loss) for discontinued operations	(665)	864	273	(1,555)	(7)	532	-	-	-	(2,220)	857	805
Net income (loss) of year end	(1,301)	306	625	(1,555)	(7)	532	722	(303)	(197)	(2,134)	(4)	960

Current assets	7,359	7,632	9,898	-	20,809	7,871	164	118	103	7,523	28,559	17,872
Non-current assets	14,448	15,203	13,796	-	-	17,694	79	77	81	14,527	15,280	31,571
Current liabilities	6,015	6,314	7,528	-	11,260	8,853	210	173	169	6,225	17,747	16,550
Non-current liabilities	11,102	12,358	12,470	-	-	4,040	1	1	3	11,103	12,359	16,513
Shareholders' equity	4,690	4,163	3,696	-	9,549	12,672	32	21	12	4,722	13,733	16,380

Schedule of revenues

	2023	2022	2021

Pão de Açúcar	8,682	7,629	7,079
Extra / Compre Bem	5,832	5,339	4,580
Proximity	2,969	2,476	2,082
Gas stations / Delivery	1,698	1,806	2,487
Other businesses	69	71	70
Total net operating revenue	19,250	17,321	16,298